Supplement to the
Fidelity® Disruptive Automation ETF, Fidelity® Disruptive Communications ETF, Fidelity® Disruptive Finance ETF, Fidelity® Disruptive Medicine ETF, Fidelity® Disruptive Technology ETF, and Fidelity® Disruptors ETF
September 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contracts" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

DRA-SSTK-0424-101-1.9911973.101	April 2, 2024

Supplement to the
Fidelity® High Yield Factor ETF and Fidelity® Preferred Securities & Income ETF
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contracts" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

HIE-SSTK-0424-102-1.9893609.102	April 2, 2024